Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Governance and Human Capital Committee and senior management monitor the Company’s equity grant practices to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. Generally, the Governance and Human Capital Committee makes annual long-term incentive awards to the named executive officers in connection with its annual review of compensation in the first quarter of the year, after results for the preceding fiscal year become available and after review and evaluation of each executive officer’s performance, enabling the Governance and
Human Capital Committee to consider both the prior year’s performance and expectations for the succeeding year in making grant decisions. Generally, the Governance and Human Capital Committee makes decisions regarding annual equity awards shortly following the public release of results for the preceding year, which is a time when the Company is less likely to have material non-public information that could impact our stock price. The annual grants have historically had a pre-established effective date of March 1 of each year, therefore, any release of material non-public information following the grants would be coincidental. The Governance and Human Capital Committee may also grant equity awards from time to time to reflect promotions, special achievements, new hires or retention needs. The Governance and Human Capital Committee does not intend to make one-time awards absent exceptional circumstances.
Time-vested restricted shares generally vest in four equal annual installments subject to continued service with the Company.
Performance share awards generally have a three-year performance period, and cliff vest at the end of a three-year service period.
The Governance and Human Capital Committee reviews the terms and conditions of our performance shares at least annually to assess alignment with our strategic plan. It selects the performance metric or metrics that will be used, and sets specific targets, thresholds and maximums.
Dividends are generally payable currently with respect to time-vested restricted shares. Dividends are accrued on unvested performance shares and are paid without interest at the same time as the underlying shares vest. No dividends are paid on forfeited performance shares.
Award Timing Method	Generally, the Governance and Human Capital Committee makes decisions regarding annual equity awards shortly following the public release of results for the preceding year, which is a time when the Company is less likely to have material non-public information that could impact our stock price. The annual grants have historically had a pre-established effective date of March 1 of each year, therefore, any release of material non-public information following the grants would be coincidental. The Governance and Human Capital Committee may also grant equity awards from time to time to reflect promotions, special achievements, new hires or retention needs.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Generally,
the Governance and Human Capital Committee makes annual long-term incentive awards to the named executive officers in connection with its annual review of compensation in the first quarter of the year, after results for the preceding fiscal year become available and after review and evaluation of each executive officer’s performance, enabling the Governance and
Human Capital Committee to consider both the prior year’s performance and expectations for the succeeding year in making grant decisions. Generally, the Governance and Human Capital Committee makes decisions regarding annual equity awards shortly following the public release of results for the preceding year, which is a time when the Company is less likely to have material non-public information that could impact our stock price.
MNPI Disclosure Timed for Compensation Value	false